Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Property, plant and equipment, except mask production machine, are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Mask production machine is stated at cost less accumulated depreciation and impairment, if any, and depreciated on a double declining balance method over 5 years. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Property and buildings	10 – 20 years
Machinery and equipment	3 – 10 years
Buildings improvement	5 years
Vehicle	3 – 4 years
Office and electric equipment	3 – 5 years

Schedule of Estimated Useful Lives on Intangible Assets, Net

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives, which is as follows:

Category	Estimated useful lives
Land use rights	36 years
Patent	5 – 10 years
Digital factory operation management system	10 years
Mask customization system	5 years

Schedule of Disaggregates Revenue by Geographic Market

The following table disaggregates the Group’s revenue by geographic market for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
China domestic market	$8,236,858	$9,823,148	$12,598,261
Overseas market	1,611,857	1,683,292	967,690
Net revenue	$9,848,715	$11,506,440	$13,565,951

Schedule of Disaggregates Revenue Product Categories

The following table disaggregates the Group’s revenue product categories for the years ended September 30, 2025, 2024 and 2023:

	For the Year Ended September 30,
	2025	2024	2023
Medical devices other than masks(1)	9,134,381	9,414,751	7,997,540
Masks	$640,428	$1,559,750	$5,091,331
Commodity trading(2)	55,411	435,728	325,429
Others	18,495	96,211	151,651
Net revenue	$9,848,715	$11,506,440	$13,565,951

(1)	Medical devices other than masks are mainly anesthesia & respiratory consumables.

(2)	Commodity trading are mainly trading raw materials of masks and medical devices other than masks.

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:
	As of September 30,
	2025	2024
Balance sheet items, except for equity accounts	7.1190	7.0176

	For the Years Ended September 30,
	2025	2024	2023
Items in the statements of income and comprehensive loss, and statements of cash flows	7.2125	7.2043	7.0824